Net Loss Per Share Attributable to Common Stockholders - Summary of Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Numerator
Net loss attributable to common stockholders	$ (183,619)	$ (250,863)	$ (183,533)
Denominator
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	43,449,826	38,453,767	34,482,458
Net loss per share attributable to common stockholders, basic and diluted	$ (4.23)	$ (6.52)	$ (5.32)
Common Class A [Member]
Numerator
Net loss attributable to common stockholders	$ (37,070)	$ (49,094)	$ (28,592)
Denominator
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	8,771,824	7,525,465	5,371,951
Net loss per share attributable to common stockholders, basic and diluted	$ (4.23)	$ (6.52)	$ (5.32)
Common Class B [Member]
Numerator
Net loss attributable to common stockholders	$ (146,549)	$ (201,769)	$ (154,941)
Denominator
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	34,678,002	30,928,302	29,110,507
Net loss per share attributable to common stockholders, basic and diluted	$ (4.23)	$ (6.52)	$ (5.32)